Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE
6
- PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at
December 31, 2018
and
2017:

	(in thousands)
	2018	2017
Land and improvements	$4,069	$4,069
Buildings	17,602	17,311
Equipment	5,253	5,018
	26,924	26,398
Less accumulated depreciation	7,956	7,062
Premises and equipment, net	$18,968	$19,336

Depreciation expense amounted
to
$893,000
in
2018,
$724,000
in
2017
 and
$562,000
in
2016.